Accounts Payable, Other Payables and Accruals	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable, Other Payables and Accruals
8.	Accounts Payable, Other Payables and Accruals

	2019	2018
Accrued payroll and welfare payable	10,820	3,609
VAT and other taxes payable	557	28
Others (a)	284,241	14,193
	$295,618	$17,830

(a) Others primarily consist of rental payable.